FINANCIAL ASSETS AND LIABILITIES - Summary of Carrying Amounts and Fair Value of Financial Assets and Financial Liabilities (Detail) - BRL (R$) R$ in Thousands		Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about financial instruments [line items]
Financial assets		R$ 29,548,782	R$ 25,504,810
Financial liabilities		R$ (89,953,553)	R$ (76,925,818)
Investment properties [member] | Bottom of range [member]
Disclosure of detailed information about financial instruments [line items]
Description of Discount Rates Applied in Direct Comparative Method of Market Data		6.06%	11.12%
Investment properties [member] | Top of range [member]
Disclosure of detailed information about financial instruments [line items]
Description of Discount Rates Applied in Direct Comparative Method of Market Data		10.40%	11.20%
Carrying amount
Disclosure of detailed information about financial instruments [line items]
Financial assets		R$ 26,131,485	R$ 25,328,141
Financial liabilities		(69,925,630)	(60,319,799)
Carrying amount | Investment fund [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets		2,122,442	3,298,142
Carrying amount | Marketable securities [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets		3,386,301	3,503,961
Carrying amount | Other financial assets [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets		4,495	3,113
Carrying amount | Investment properties [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets	[1]	16,818,919	15,976,126
Carrying amount | Loans, borrowings and debentures [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	[2]	(66,455,426)	(56,904,654)
Carrying amount | Derivative financial instruments [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets		3,799,328	2,546,799
Financial liabilities		(3,470,204)	(3,415,145)
Fair value [member] | Level 1 [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets		4,495	3,113
Financial liabilities
Fair value [member] | Level 1 [member] | Investment fund [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets
Fair value [member] | Level 1 [member] | Marketable securities [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets
Fair value [member] | Level 1 [member] | Other financial assets [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets		4,495	3,113
Fair value [member] | Level 1 [member] | Investment properties [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets	[1]
Fair value [member] | Level 1 [member] | Loans, borrowings and debentures [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	[2]
Fair value [member] | Level 1 [member] | Derivative financial instruments [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets
Financial liabilities
Fair value [member] | Level 2 [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets		9,308,071	9,348,902
Financial liabilities		(31,764,238)	(26,367,637)
Fair value [member] | Level 2 [member] | Investment fund [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets		2,122,442	3,298,142
Fair value [member] | Level 2 [member] | Marketable securities [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets		3,386,301	3,503,961
Fair value [member] | Level 2 [member] | Other financial assets [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets
Fair value [member] | Level 2 [member] | Investment properties [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets	[1]
Fair value [member] | Level 2 [member] | Loans, borrowings and debentures [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	[2]	(28,294,034)	(22,952,492)
Fair value [member] | Level 2 [member] | Derivative financial instruments [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets		3,799,328	2,546,799
Financial liabilities		(3,470,204)	(3,415,145)
Fair value [member] | Level 3 [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets		16,818,919	15,976,126
Financial liabilities
Fair value [member] | Level 3 [member] | Investment fund [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets
Fair value [member] | Level 3 [member] | Marketable securities [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets
Fair value [member] | Level 3 [member] | Other financial assets [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets
Fair value [member] | Level 3 [member] | Investment properties [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets	[1]	16,818,919	15,976,126
Fair value [member] | Level 3 [member] | Loans, borrowings and debentures [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	[2]
Fair value [member] | Level 3 [member] | Derivative financial instruments [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets
Financial liabilities

[1]	The fair value of investment properties was determined using the direct comparative method of market data applied to transactions involving similar properties (type, location, and quality of property) and, to a lesser extent, sales quotes for potential transactions involving comparable assets (level 3). The methodology used to determine fair value incorporates direct comparisons of market information, such as market research, homogenization of values, spot market prices, sales, distances, facilities, access to land, topography and soil, land use (crop type), and rainfall, among other data, in accordance with the standards issued by the Brazilian Association of Technical Standards (Associação Brasileira de Normas Técnicas ("ABNT"). The discount rates used varies between 6.06% p.a. and 10.40% p.a. on December 31, 2024 (11.12% to 11.20% p.a. on December 31, 2023).
[2]	The fair value of the Company’s loans does not differ significantly from their carrying value except for the debts that are designated at fair value through the result.